Shareholder Fees	Aug. 28, 2026
Canterbury Portfolio Thermostat Fund | Canterbury Portfolio Thermostat Fund Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)